Accounts Payable	12 Months Ended
Dec. 31, 2018
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 11: ACCOUNTS PAYABLE

Accounts payable as of December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
Creditors	$6,266	$1,503
Brokers	2,049	2,005
Professional and legal fees	4,306	354
Total accounts payable	$12,621	$3,862